Interest expense and finance costs (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Interest expense and finance costs [Abstract]
Interest incurred	$ 5,063,418	$ 3,248,789	$ 3,333,941
Capitalized interest	(2,372,199)	(537,322)	(543,860)
Amortization of deferred finance charges	772,787	254,547	290,391
Interest expense and finance costs	3,464,006	2,966,014	3,080,472
Amount drawn down from loan facility				$ 32,400,000